Debt Total Debt (Details) - USD ($) $ in Millions		Sep. 30, 2017		Dec. 31, 2016
Debt Instrument [Line Items]
Total debt		$ 4,134		$ 4,109
Unamortized issuance costs and premium (a)	[1]	(22)		(55)
Current maturities		(1)		(1)
Debt, Net of Current Maturities and Unamortized Issuance Costs		$ 4,111	[2]	$ 4,053

[1]	Includes premium of $25 million related to the incremental fair value of the WNRL senior notes upon acquisition.
[2]	(a)Adjusted to include the historical results of the Predecessors. See Note 1 for further discussion.